Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS

NOTE 11:- SHARE-BASED PAYMENT TRANSACTIONS

a.	Expenses recognized in the financial statements:

	Year ended December 31,
	2020	2019	2018
	USD

Research and development expenses	$159	$138	$123
General and administrative expenses	158	132	130

	$317	$270	$253

b.	Share-based payment transactions granted by the Company:

1.	In January 2019, the Company’s board of directors approved a grant of unlisted options exercisable into 340,000 of the Company’s ordinary shares to two of its employees and one senior officer for an exercise price of NIS 2.344 per shares (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019). The options vest on a quarterly basis for a period of 4 years from the grant date.

2.	On March 11, 2019, the Company’s shareholders approved a grant of unlisted options exercisable into 400,000 of the Company’s ordinary shares to the Company’s chief executive officer for an exercise price of NIS 2.344 per share (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019). The options vest on a quarterly basis for a period of 48 months from the date of approval by the Company’s Board of Directors on January 7, 2019.

3.	On November 11, 2019, Company’s board of directors approved a grant of unlisted options exercisable into 500,000 of the Company’s ordinary shares to a Company consultant for an exercise price of NIS 0.28 per share (USD 0.08 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019). The options vest on a quarterly basis for a period of 48 months.

4.	On May 27, 2020, the Company’s board of directors approved a grant of unlisted options exercisable into 3,750,000 of the Company’s ordinary shares to its employees, consultants and one senior officer for an exercise price of NIS 0.25 per shares (USD 0.06 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options vest on a quarterly basis for a period of 48 months from the grant date.

5.	On May 27, 2020, the Company’s board of directors approved a grant (subject to shareholders’ approval, which was obtained on August 12, 2020) of unlisted options exercisable into 2,500,000 of the Company’s ordinary shares to the Company’s chief executive officer for an exercise price of NIS 0.25 per share (USD 0.06 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options will vest on a quarterly basis for a period of 4 years from the date of approval by the Company’s Board of Directors on May 27, 2020.

6.	On June 14, 2020, the Company’s board of directors approved a grant (subject to shareholders’ approval, which was obtained on August 12, 2020) of unlisted options exercisable into 3,000,000 of the Company’s ordinary shares to the Company’s directors for an exercise price of NIS 0.25 per share (USD 0.07 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options will vest on a quarterly basis for a period of 4 years from the date of approval by the Company’s Board of Directors on June 14, 2020.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2020	2019

Risk-free interest rate	0.93 - 2.40%	1.19% - 2.40%
Expected volatility	65.63- 78.77%	65.63%- 75.86%
Dividend yield	0	0
Contractual life	9.83 - 10	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	2.5 - 3	2.5 - 3
Exercise price (NIS)	0.25 - 2.344	0.28 - 2.344

c.	Movement during the year:

The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the periods indicated:

	Shares subject to options outstanding
	2020		2019		2018
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	2,673,400	0.89	1,437,400	1.20	1,490,423	1.35
Grants	9,250,000	0.08	1,240,000	0.44	-	-
Forfeited/expired	-	-	(4,000)	5.98	(53,023)	7.53

Outstanding at end of year	11,923,400	0.28	2,673,400	0.89	1,437,400	1.20

Exercisable at end of year	2,900,276	0.74	1,134,653	1.39	736,155	2.41

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2020, 2019 and 2018 was 6.98 years, 7.93 years and 7.64 years, respectively.

e.	The range of exercise prices for shares subject to options outstanding as of December 31, 2020, 2019 and 2018 have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average exercise price per share	Options exercisable	Weighted average exercise price per share
$0.08 - $0.91	11,190,000	8.59	$0.16	2,192,500	$0.27
$1.06 - $1.67	555,000	0.25	$0.06	529,376	$0.22
$2.53 - $5.01	178,400	0.02	$0.06	178,400	$0.26
	11,923,400			2,900,276